SUBSEQUENT EVENTS (Details Textual) - $ / shares	1 Months Ended
	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			97,946
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,487,334	712,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,507,178
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.19	$ 2.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 55,000